Commitments and Contingency (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
D Mobile [Member]
Revenue receivable for next twelve-month	$ 1,501,100
Digital Transmission Service Agreement [Member] | Asia Satellite Telecommunication Company Limited [Member]
Lease term	3 years
Total future service fee payments	$ 7,411,616
Lease effective date	Mar. 15, 2017
Prepay outstanding amount	$ 285,300
Deposit	$ 775,000
Agreement date	July 25, 2015
Debt	$ 8,013,495
Payable balance	1,376,879
Satellites Service Agreements [Member]
Deposit	$ 95,100
California [Member]
Lease expiration year	expiring in 2017
Lease rental expenses	$ 32,476	$ 31,236	$ 62,472	$ 39,045	$ 0
Future minimum lease payment, 2018	$ 77,352
Japan [Member]
Lease expiration year	expiring July 2018
Lease rental expenses	$ 17,264
Future minimum lease payment, 2018	$ 37,483
Consumption tax	8.00%